Long-Term Debt (Additional Required Disclosures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Interest Expense	$ 31,387	$ 31,387	$ 8,196
Amortization of financing costs	439	438	109
Amortization of premium	515	506	123
2016 Notes [Member]
Debt Instrument [Line Items]
Interest Expense	20,991	29,490	32,172
Amortization of financing costs	805	778	777
Amortization of premium	(496)	(692)	(754)
2019 Notes [Member]
Debt Instrument [Line Items]
Interest Expense	0	0	18,765
Amortization of financing costs	0	0	3,056
Amortization of premium	$ 0	$ 0	$ 1,802